COMMITMENTS AND CONTINGENT LIABILITIES	3 Months Ended
Jun. 30, 2022
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 16. COMMITMENTS AND CONTINGENT LIABILITIES

Effective March 15, 2022, iOx entered into a Master Services Agreement (“MSA”) with Parexel International (IRE) Limited (“Parexel”) under which Parexel agrees to provide services as Contract Research Organization (“CRO”) provided in a work order (“Work Order”) effective June 1, 2022 under which Parexel will operate a Phase 2 study of IMM60 and pembrolizumab in advanced melanoma and NSCLC. The MSA provides for a five-year term, and the Work Order provides for a term to be ended upon the completion the services required. The budget provides for service fees and pass-through expenses and clinical sites totaling $11.5 million.